Share-Based Compensation - Weighted Average Assumptions of Options (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2023 year $ / shares	Mar. 31, 2024 year $ / shares
Share-based payment arrangements [Abstract]
Risk-free annual interest rate	3.70%	4.34%
Expected annual dividend yield	0.00%	0.00%
Expected stock price volatility	86.86%	85.06%
Expected life of options (years) | year	2.54	2.67
Forfeiture rate	20.65%	19.63%
Weighted Average Value (in CAD per share) | $ / shares	$ 9.90	$ 4.11